Cover	6 Months Ended
Jun. 30, 2026
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	FDCTECH, INC.
Entity Central Index Key	0001722731
Entity Tax Identification Number	81-1265459
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Ground Floor
Entity Address, Address Line Two	10A Eleftheriou Venizelou Str.
Entity Address, Address Line Three	3035 Limassol
Entity Address, City or Town	Cyprus
City Area Code	(877)
Local Phone Number	445-6047
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Document Creation Date	Sep. 24, 2026